DISPOSAL OF SUBSIDIARIES AND AFFILIATES - Sale of SPEs (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
Investments in subsidiaries, joint ventures and associates [abstract]
Effect of the sale of SPEs	R$ 24,715
Pedra Branca S.A, So Pedro do Lago S.A, Sete Gameleiras S.A, Baranas I Energtica S.A, Baranas II Energtica S.A, Mussamb Energtica S.A, Morro Branco I Energtica S.A e Banda de Couro Energtica S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	250,000
Empresa de Transmisso do Alto Uruguai S.A. - ETAU
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	39,134
Belo Monte Transmissora de Energia SPE S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	76,000
Companhia Transudeste de Transmissao
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	77,000
Uirapuru Transmissora de Energia S.A. (UIRAPURU)
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	100,000
Amazonia Eletronorte Transmissora de Energia S.A. (AETE)
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	87,000
Brasventos Eolo Geradora de Energia S.A, Rei dos Ventos 3 Geradora de Energia S.A e Brasventos Miassaba 3 Geradora de Energia S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	178,000
Eolica Serra das Vacas Holding S.A.
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	74,000
Transmissora Matogressense de Energia S.A
Investments in subsidiaries, joint ventures and associates [abstract]
Approximate transaction amount	R$ 118,000